Share-based payments - Disclosure of share-based payment schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 420	£ 398	£ 423
Cash settled	9	3	3
Total share based payments	429	401	426
Share Value Plan and Deferred Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	287	254	270
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 133	£ 144	£ 153